Parent Company Information - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net loss	$ (1,125,038)	$ (1,461,698)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	822,474	1,401,698
Other receivables	(36,999)
Other payables and other current liabilities	(23,750)	60,000
Net cash used in operating activities	(363,313)
Cash flows from investing activities
Loans to third parties	(4,515,050)
Purchases of long-term investments	(202,000)
Net cash used in investing activities	(4,717,050)
Cash flows from financing activities
Net proceeds from initial public offering	5,327,949
Net cash provided by financing activities	5,327,949
Net increase in cash	247,586
Cash and restricted cash at the beginning of the period
Cash and restricted cash at the end of the period	$ 247,586